Debentures and Long-term Loans from Financial Institutions (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Schedule of Debentures
	December 31,
	2018	2019
	NIS millions	NIS millions
Non- current liabilities
Debentures	2,911	2,511
Long-term loans from financial institutions	334	300
	3,245	2,811
Current liabilities
Current maturities of debentures	492	409
Current maturities of loans from financial institutions	128	100
	620	509

Schedule of Terms and Debt Repayment of Debentures
The terms and repayment schedule of the Company's debentures are as follows*:

				December 31, 2018		December 31, 2019
				NIS millions		NIS millions
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Debentures (Series F)** - linked to the Israeli CPI	NIS	4.60%	2017-2020	429	444	214	223
Debentures (Series G)** - unlinked	NIS	6.99%	2017-2019	86	86	-	-
Debentures (Series H) - linked to the Israeli CPI	NIS	1.98%	2018-2024	836	777	722	682
Debentures (Series I) - unlinked	NIS	4.14%	2018-2025	724	701	643	626
Debentures (Series J) - linked to the Israeli CPI	NIS	2.45%	2021-2026	103	104	103	104
Debentures (Series K) - unlinked	NIS	3.55%	2021-2026	711	705	711	706
Debentures (Series L) - unlinked	NIS	2.50%	2023-2028	614	586	603	579
Total Debentures				3,503	3,403	2,996	2,920

*    In January 2020, after the end of the reporting period, the Company repaid interest and principal of debentures in a total sum of approximately NIS 278 million, following which Debentures Series F were fully repaid.
**  In June 2013, the Company's rating was updated from an "ilAA-/negative" to an “ilA+/stable” rating, in relation to the Company's debentures traded on the Tel Aviv Stock Exchange. Following this update of rating and since this was the second downgrade in the Debentures' rating since their issuance, the annual interest rate that the Company pays for its Series F and G debentures has been increased by 0.25% to 4.60% and 6.99%, respectively, beginning July 5, 2013.

Schedule of Terms and Conditions of Long-term Loans From Financial Institutions
The terms and repayment schedule of the Company's long-term loans are as follows:

				December 31, 2018		December 31, 2019
				NIS millions		NIS millions
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Loan from financial institution	NIS	4.60%	2018-2021	150	150	100	100
Loan from financial institution	NIS	5.10%	2019-2022	200	200	150	150
Loan from bank	NIS	4.90%	2018-2019	112	112	-	-
Loan from bank	NIS	4.00%	2021-2024	-	-	150	150
Total loans				462	462	400	400

Schedule of Movement in Liabilities Deriving From Financing Activities
	Loans	Debentures	Derivatives	Interest payable	Put options to non-controlling interests	Total
	NIS millions
Balance as at January 1, 2018	(540)	(2,900)	(17)	(54)	(11)	(3,522)
Effect of initial application of IFRS 9	-	(34)	-	-	-	(34)
Balance as at January 1, 2018	(540)	(2,934)	(17)	(54)	(11)	(3,556)

Changes from financing cash flows
Payments for derivative contracts, net	-	-	15	-	-	15
Repayment of debentures and long-term loans from financial institutions	78	556	-	-	-	634
Proceeds from issuance of debentures, net of issuance costs	-	(997)	-	-	-	(997)
Interest paid	-	-	-	126	-	126
Acquisition of non-controlling interests	-	-	-	-	19	19

Total net financing cash flows	78	(441)	15	126	19	(203)

Financing expenses (income) recognized in profit or loss	-	(28)	1	(135)	(8)	(170)

Balance as at December 31, 2018	(462)	(3,403)	(1)	(63)	-	(3,929)
Changes from financing cash flows
Payments for derivative contracts, net	-	-	2	-	-	2
Repayment of debentures and long-term loans from financial institutions	212	504	-	-	-	716
Receipt of long-term loans from financial institutions	(150)	-	-	-	-	(150)
Repurchase of own debentures	-	10	-	-	-	10
Interest paid	-	-	-	127	-	127

Total net financing cash flows	62	514	2	127	-	705

Financing expenses recognized in profit or loss	-	(31)	(6)	(119)	-	(156)

Balance as at December 31, 2019	(400)	(2,920)	(5)	(55)	-	(3,380)